Borrowings - Schedule of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Bonds	£ 413	£ 588
Bank overdrafts	171	358	£ 506
Total current borrowings	584	946
Bonds	3,744	3,775
Total borrowings	£ 4,328	£ 4,721